Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net loss	$ (4,869,000)	$ (6,798,000)	$ (24,469,032)	$ (5,674,018)	$ (4,621,498)
Adjustments to reconcile net loss to net cash provided by (used in) operations:
Depreciation of building and building improvements	19,880,000	5,942,000	10,092,612	4,636,201	2,972,532
Amortization of intangible assets	31,224,000	7,473,000	14,097,916	4,790,584	2,636,137
Amortization of above and below market leases	232,950	(321,180)	(545,889)	(301,151)	(381,670)
Amortization of deferring financing costs	3,273,000	1,219,000	1,942,798	1,030,961	647,174
Amortization of debt premium	(179,000)	(104,000)	(138,700)	(116,954)	(54,483)
Deferred Rent Revenue Recognized During Period	8,119,000	1,887,000
Deferred rent	(8,100,000)	(1,900,000)	(3,515,406)	(1,385,339)	(811,691)
Property maintenance funded from restricted cash reserves			0	1,700	511
Funding of restricted cash reserves			(237,104)	(5,000)	0
Income from investment in unconsolidated entity	177,000	(49,000)	106,227	0	0
Gain on investment in unconsolidated entity			(160,000)	0	0
Change in operating assets and liabilities:
Due from affiliates, net			0	459,521	(459,521)
Other assets	4,973,000	(1,086,000)	(8,536,605)	(909,081)	(2,931)
Rent collections received in restricted cash collateral account	470,000	(1,249,000)	(1,700,663)	0	0
Operating reserves	1,995,000	19,000	(8,195)	0	0
Increase Decrease In Restricted Reserves For Tenant Improvements	495,000	0
Accounts payable and other liabilities	7,187,000	4,088,000	13,077,305	1,985,491	371,768
Due to affiliates, net	(1,189,000)	727,000	2,594,245	545,138	(1,480,570)
Net cash provided by (used in) operating activities	53,488,000	7,974,000	2,599,509	5,058,053	(1,184,242)
Investing Activities:
Acquisition of properties, net	(582,957,000)	(234,706,000)	(840,690,889)	(152,791,730)	(13,785,562)
Real estate acquisition deposits			(3,350,000)	(750,000)	(850,000)
Restricted reserves for tenant improvements			(1,650,552)	0	0
Improvements to real estate			(255,677)	(255,417)	0
Payments for construction-in-progress	(2,115,000)	(227,000)	(7,187)	(269,276)	(15,195)
Investment in unconsolidated entity	(68,424,000)	(1,440,000)	(1,440,000)	0	0
Increase (Decrease) in Termination Fee Revenue Receivables	6,193,000	0
Distributions from unconsolidated entity	50,000	46,000	72,330	0	0
Net cash used in investing activities	(670,172,000)	(238,829,000)	(847,321,975)	(154,066,423)	(14,650,757)
Financing Activities:
Proceeds from borrowings - KeyBank Bridge Loan			33,815,000	38,100,000	12,300,000
Proceeds from borrowings - KeyBank Credit Facility	151,000,000	180,115,000	198,000,000	93,634,015	395,985
Proceeds from borrowings - Midland Mortgage Loan	132,140,000	105,600,000	105,600,000	0
Proceeds from Issuance of Unsecured Debt	300,000,000	0
Proceeds from borrowings - KeyBank Term Loan			282,000,000	0
Principal payoff of secured indebtedness - KeyBank Bridge Loan			(33,815,000)	(38,100,000)	(20,171,500)
Principal payoff of secured indebtedness - KeyBank Credit Facility	(195,500,000)	(137,445,000)	(282,530,152)	0
Repayments of Debt	282,000,000	0
Principal amortization payments on secured indebtedness	(1,238,000)	(1,036,000)	(1,396,044)	(1,253,413)	(879,532)
Deferred financing costs	(6,688,000)	(3,487,000)	(8,749,609)	(2,166,661)	(692,800)
Payments for (Proceeds from) Mortgage Deposits	(2,325,000)	3,138,000
Financing deposits			(1,875,300)	0	0
Deposits - Preferred Equity			(450,000)	0	0
Issuance of common stock, net	698,113,000	150,117,000	326,979,103	65,228,697	32,581,944
Proceeds from Issuance of Preferred Limited Partners Units	1,363,000	0
Issuance of preferred equity subject to redemption			250,000,000	0	0
Repurchase of common stock	(1,501,000)	(536,000)	(614,528)	(219,350)	(112,500)
Repurchase of noncontrolling interests			0	(113,473)	0
Payment of offering costs - preferred units			(5,379,994)	0	0
Dividends paid on preferred units subject to redemption	(14,271,000)	0	(1,354,167)	0	0
Distributions to noncontrolling interests	(2,552,000)	(2,209,000)	(3,041,637)	(2,693,589)	(2,258,112)
Distributions to common stockholders	(21,600,000)	(4,974,000)	(7,730,534)	(3,164,685)	(1,535,118)
Net cash provided by financing activities	759,591,000	283,007,000	849,457,138	149,251,541	19,628,367
Net increase in cash and cash equivalents	142,907,000	52,152,000	4,734,672	243,171	3,793,368
Cash and cash equivalents at the beginning of the period	10,407,283	5,672,611	5,672,611	5,429,440	1,636,072
Cash and cash equivalents at the end of the period	153,314,000	57,825,000	10,407,283	5,672,611	5,429,440
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	14,342,000	7,050,000	11,254,585	6,188,496	4,788,851
Restricted cash- funded as a component of proceeds from borrowings	21,500,000	4,113,000	23,761,244	3,528,775	0
Supplemental Disclosures of Significant Non-cash Transactions:
Limited partnership units of the operating partnership issued in conjunction with the contribution of real estate assets by affiliates			8,334,571	0	0
Mortgage debt assumed in conjunction with the contribution of real estate assets by affiliates	23,843,000	0	0	6,908,270	34,837,746
Limited partnership units of the operating partnership issued in conjunction with the contribution of real estate assets by affiliates, net of discount	0	8,335,000	0	0	7,788,990
Noncash Noncontrolling Interest in Land Development	7,656,000	0
(Decrease)/increase in distributions payable to noncontrolling interests	(1,000)	47,000	56,176	(1,307)	47,312
Increase in distributions payable to common stockholders	1,790,000	407,000	858,711	209,925	116,816
Increase in distributions payable to preferred unit holders			1,614,583	0	0
Distributions to redeemable noncontrolling interests attributable to common stockholders as reflected on the consolidated statements of operations	265,000	232,000	318,136	(259,612)	(188,759)
Common stock issued pursuant to the distribution reinvestment plan	31,808,000	5,227,000	8,901,619	2,732,270	908,930
Common stock redemptions funded subsequent to year-end	1,059,000	78,000	244,474	372,448	9,250
Share-based Compensation	106,000	0
Distributions Of Income From Investment In Unconsolidated Entity	28,000	0
Increase (Decrease) To Leasing Costs Related To Assets Held for Sale	1,207,000	0
Payments for (Proceeds from) Deposits on Real Estate Acquisitions	(2,600,000)	2,500,000
Payments for Capital Improvements	713,000	2,000
Payments For Construction In Process, Real Estate Development	14,603,000	0
Payments For Accounts Payable And Other Liabilities For Real Estate Construction In Process	9,727,000	0
Payments to Acquire Land	$ 7,544,000	$ 0